Commitments (Details) oz in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($)
Commitments [Line Items]
Capital purchases commitments	$ 24.5	$ 21.8
Royalties	21.6	15.6
Royal Gold [Member]
Commitments [Line Items]
Extraordinary mining duty tax	1.2	1.0
Island Gold [Member]
Commitments [Line Items]
Royalties	$ 6.2
Production Royalty [Member] | Royal Gold [Member]
Commitments [Line Items]
Royalty rate	5.00%
Quantity of production subject to royalty | oz	2,000
Actual production quantity | oz	1,970
Royalties	$ 10.6	9.6
Net Smelter Royalty [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalty rate	1.50%
Royalties	$ 3.5	3.9
Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	2.00%
Other Royalties [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties	$ 0.1	$ 0.5
Turkey [Member] | Net Smelter Royalty [Member] | Third Party [Member]
Commitments [Line Items]
Royalty rate	2.00%
Turkey [Member] | State Royalty [Member]
Commitments [Line Items]
Royalty rate	2.00%
Lochalsh [Member] | Production Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	3.00%
Goudreau [Member] | Net Profit Interest [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	15.00%
Goudreau Lake [Member] | Production Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	4.38%
Goudreau Lake [Member] | Net Profit Interest [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	10.38%